Basis of presentation and general information, details (Details)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	19.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
[MajorCustomerEMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%